ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)					1 Months Ended				1 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended	1 Months Ended							1 Months Ended					0 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Individual third party Visiondigi	Jul. 31, 2012 Individual Shareholders of Visiondigi	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi USD ($)	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi CNY	Apr. 30, 2011 Individual Shareholders of Visiondigi Visiondigi	Dec. 31, 2012 Individual Shareholders of Visiondigi Visiondigi	Jul. 31, 2012 Ningbo Sunny Visiondigi USD ($)	Jul. 31, 2012 Ningbo Sunny Visiondigi CNY	Dec. 31, 2012 Ningbo Sunny Visiondigi	Jan. 31, 2010 Ningbo Sunny Visiondigi USD ($)	Jan. 31, 2010 Ningbo Sunny Visiondigi CNY	Dec. 31, 2012 Vimicro Shenzhen	Jun. 30, 2009 Vimicro Tianjin	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC USD ($)	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC CNY	Jun. 30, 2009 Vimicro Tianjin Tianjin SAMC VMF CNY	Dec. 31, 2012 Vimicro China item	Mar. 31, 2010 Vimicro China Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Visiondigi CNY	Jan. 31, 2010 Vimicro China Visiondigi USD ($)	Jan. 31, 2010 Vimicro China Visiondigi CNY	Dec. 31, 2012 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Visiondigi	Jul. 27, 2009 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Individual third party Visiondigi USD ($)	Jul. 31, 2012 Vimicro China Individual third party Visiondigi CNY	Mar. 31, 2010 Vimicro China Investors Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Investors Visiondigi CNY	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi Visiondigi item	Dec. 31, 2012 Vimicro China Individual Shareholders of Visiondigi Visiondigi	Apr. 30, 2011 Vimicro China Ningbo Sunny Visiondigi	Dec. 31, 2012 Vimicro China Ningbo Sunny Visiondigi	Dec. 29, 2008 Vimicro China Vimicro Tianjin USD ($)	Dec. 29, 2008 Vimicro China Vimicro Tianjin CNY	Jun. 30, 2009 Vimicro China Vimicro Tianjin VMF	Dec. 31, 2012 VIE USD ($)	Dec. 31, 2012 VMF Shenzhen	Dec. 31, 2012 VMF Shenzhen Vimicro Shenzhen
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest (as a percent)			35.26%		17.91%	17.91%		15.89%	34.79%	34.79%	30.85%					49.99%	49.99%		100.00%					18.00%	18.00%	61.50%										49.99%	49.99%			100.00%	100.00%
Equity interest (as a percent)																															38.50%
Approved operating period														20 years
Contribution in cash as initial registered capital																$ 36,600,000	250,000,000																			$ 36,600,000	250,000,000
Option to purchase Tianjin SAMC's ownership interest																		250,000,000
Minimum period to exercise option to purchase ownership interest of investor																		1 year
Exclusive right to acquire beneficial ownership of maximum number of shares																																						250,000,000
Ownership interest percentage reserved for equity award scheme															15.00%
Number of wholly owned subsidiaries																			4
Number of individuals involved in forming majority owned consolidated subsidiaries																																3
Amount invested by investee	2,000	1,520,000										2,900,000	20,000,000
Consideration for increasing shareholding					250,000	1,590,000			490,000	3,090,000												1,400,000	9,850,000
Proportionately transferred equity interests (as a percent)																																		7.00%
Increase in cash contribution by investors																				800,000	5,300,000								1,500,000	10,000,000
Ownership interest percentage before increase in investment				15.89%					30.85%	30.85%
Ownership percentage of shareholding transferred as per agreement between shareholders							7.00%																				35.26%	35.26%
Consideration from disposal of equity interest																											49,000	310,686,000
Indirect shareholding interest held at cost (as a percent)																																	2.03%		3.94%
Current assets	103,503,000	98,620,000																																					1,475,000
Shareholder's equity	$ 78,073,000	$ 85,406,000																																					$ 1,469,000